Other current and non-current assets -Summary of Other current assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Grant receivable	€ 875	€ 998
Prepaid expenses	2,389	1,236
Positive market value forward contract	914
Value added tax receivable	798	768
Capitalized transaction costs		48
Other assets	787	617
Other current assets	€ 5,763	€ 3,667	[1]

[1]	See Note 2 for details regarding the change in presentation of Other financial assets